Recovco Due Diligence Review Narrative

(GSMBS 2024-RPL3)

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client.  The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:
(1)        Type of assets that were reviewed.
Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of Goldman Sachs Mortgage Company (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from October 2017 through December 2022 via files imaged and provided by Client or its designee for review.

(2)	Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

“Compliance Review”:	144 mortgage loans
“Data Integrity Review”:	Not Applicable
“Collection Comment Review”:	Not Applicable
“Payment History Review”:	Not Applicable
“Title Review”:	Not Applicable
“Title Lien Alert Review”	Not Applicable
“Modification Review”	79 mortgage loans

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.
The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 11,2020
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated May 4, 2021

(4) Quality or integrity of information or data about the assets: review and methodology.
Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.
Not Applicable

(6) Value of collateral securing the assets: review and methodology.
Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents:  These are seasoned loans and wherever appropriate, alternative documentation was reviewed.  For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed the residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.      Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:
i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.
any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.    review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.    timing of initial and re-disclosed TIL(s); c)  Tolerances (§§1026.18, 22 and 23):
i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;
d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;
e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.      Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;
4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:
1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.
iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and
3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.
iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;
6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.      The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.      The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review
Recovco reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:
•	Initial application (1003);
•	Sales contract;
•	Hazard and/or flood insurance policies;
•	Copy of note for any junior liens;
•	Appraisal;
•	Title/Preliminary Title;
•	Initial TIL;
•	Final 1003;
•	Final TIL;
•	HUD from sale of previous residence;
•	Initial and final GFE’s;
•	Changed circumstance documentation;
•	Final HUD-1;
•	Right of Rescission Disclosure;
•	Mortgage/Deed of Trust;
•	Note;
•	Mortgage Insurance;
•	Tangible Net Benefit Disclosure;
•	Subordination Agreement;
•	FACTA disclosures;
•	Notice of Special Flood Hazards; and
•	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY
Not Applicable

TITLE REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY SUMMARY
Not Applicable
MODIFICATION SUMMARY
Recovco will review and collect the most current modification loan terms that best match the data tape.

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW
The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.
COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)
The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Count
* Good Faith Estimate missing or unexecuted (Lvl 2)	62
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	61
* Transmittal (1008) is Missing (Lvl 2)	49
* Missing initial TIL disclosure (Lvl 2)	48
* ComplianceEase TILA Test Failed (Lvl 2)	41
* Final TIL Missing or Not Executed (Lvl 2)	33
* Application Missing (Lvl 2)	30
* Missing credit report (Lvl 2)	28
* Loan program disclosure missing or unexecuted (Lvl 2)	25
* Missing Appraisal (Lvl 3)	19
* Application Missing (Lvl 3)	17
* Missing Appraisal (Lvl 2)	16
* Loan appears modified. Mod missing or unexecuted (Lvl 2)	16
* Right of Rescission missing or unexecuted (Lvl 3)	15
* Right of Rescission missing or unexecuted (Lvl 2)	15
* Prepayment Rider Missing (Lvl 2)	13
* HUD-1 Closing Statement missing or unsigned (Lvl 3)	11
* Final 1003 is Missing (Lvl 2)	10
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	9
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	9

* Notice of Servicing Transfer missing or unexecuted (Lvl 3)	8
* Missing Title evidence (Lvl 2)	8
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)	7
* Transmittal (1008) is Missing (Lvl 3)	7
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)	6
* Final Application is missing (Lvl 3)	6
* ComplianceEase State Regulations Test Failed (Lvl 2)	5
* Property is Manufactured Housing (Lvl 2)	5
* Initial Truth in Lending Disclosure is Missing (Lvl 2)	5
* Initial Good Faith Estimate is Missing (Lvl 2)	5
* Right to receive copy of appraisal is Missing (Lvl 2)	5
* Prepayment Rider Missing (Lvl 3)	4
* Not all borrowers signed HUD (Lvl 2)	4
* Good Faith Estimate missing or unexecuted (Lvl 3)	4
* Appraisal not dated (Lvl 2)	3
* Missing Title evidence (Lvl 3)	3
* Final 1003 is Missing (Lvl 3)	3
* TIL not hand dated (Lvl 2)	3
* Missing credit report (Lvl 3)	3
* Missing Documentation (Lvl 3)	3
* Final Application is missing (Lvl 2)	3
* Mortgage missing / unexecuted (Lvl 3)	2
* HUD-1 Closing Statement missing or unsigned (Lvl R)	2
* Condo / PUD rider Missing (Lvl 3)	2
* MI, FHA or MIC missing and required (Lvl 3)	2
* Appraisal not signed (Lvl 2)	1
* Missing AUS (Lvl 3)	1
* Settlement date is different from note date (Lvl 2)	1
* Credit score not provided (Lvl 2)	1
* Note is missing or unexecuted (Lvl 3)	1
* Missing Doc (Lvl 2)	1
* Loan program disclosure missing or unexecuted (Lvl 3)	1
* Missing Doc (Lvl 3)	1
* Credit report >90 days old at closing (Lvl 2)	1
* Final TIL Date after actual transaction date (Lvl 2)	1
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)	1
* Missing evidence of TRID Disclosure Delivery (Lvl 3)	1
* ComplianceEase State Regulations Test Failed (Lvl 3)	1
* Appraisal dated after closing (Lvl 2)	1
* Balloon Rider Missing (Lvl 2)	1
* Missing required 1-4 family rider (Lvl 3)	1

* MI, FHA or MIC missing and required (Lvl 2)	1
* ComplianceEase TILA Test Failed (Lvl 3)	1
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)	1
* Initial Good Faith Estimate is Missing (Lvl 3)	1
* Application on/after 2010 and Service Provider List is Missing (Lvl 2)	1
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)	1
* ROR not hand dated by borrower(s) (Lvl 2)	1
* Homeownership Counseling List (Lvl 2)	1
* ComplianceEase Risk Indicator is "Significant" (Lvl R)	1
* Not all borrowers signed TIL (Lvl 2)	1
* ComplianceEase State/Local Predatory Test Failed (Lvl R)	1
* Balloon Rider Missing (Lvl 3)	1
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	1
* Loan has escrow holdback. No proof it was released (Lvl 2)	1
Grand Total	665

COMPLIANCE REVIEW RESULTS SUMMARY
After review of the 144 mortgage loans, 14 mortgage loans had a rating grade of “A / RA”, 2 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and 128 of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	14	9.72%
B / RB	2	1.39%
C / RC	0	0.00%
D / RD	128	88.89%
DATA INTEGRITY REVIEW RESULTS SUMMARY
Not Applicable

TITLE LIEN REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY REVIEW SUMMARY
Not Applicable

COLLECTION COMMENT REVIEW SUMMARY
Not Applicable

MODIFICATION REVIEW SUMMARY
For 79 mortgage loans Recovco captured and reported the data from the modification agreements.

Loan Lists:
Compliance

Recovco ID
ROY20JD1RRC
4L2GWGRV0ND
Y4VJDBL0FRW
FICMWYXRHCT
B0EC5WNE5ZV
MPUGCQZSWWJ
ADOEGULZ5U0
PHZDDWLIBYD
QNJ5DKG0WAN
54205042
JEOTKKZPZAH
GWCPGZDS5HP
FCEQQIZY0SN
M2122YI0MJC
3SKDTET5CA5
IPPISMOR2NN
V2OZE0AFIJR
GA5YWQM54SD
IUQ0UTQSZVE
BRQCS0Q23OQ
XQ5XNO4E44X
4DIGTG5JIYJ
4EP1DM1WUY0
3LENYDPCNO2
2XDQSCF2ETW
4AGUXT30C2T
ZZQUMYIZNRP
5RDKAHM0YV2
EFG30ILPAUU
QQ1WZDPCHVN
3MOF31CBLMB
VGFRI5GGPT1
YDZOYXPBN4B
ZKPKBWGEQXF
CWAAHF3TSTI
VLX1R3QRRNZ
PGZZSL4JSLT

4Y0G1HKVYVA
5NANCVQZJG4
EI21ZXAQUMZ
PJ3JQOH4C2B
POE22UDEVY4
TGLBWUXSYFH
P4XVRYSB20D
AWUSIYLA2JI
T2XDLELQ4H4
FZVNSVXGJMT
IEY5S4ZJAHD
BGVQKPEFG2B
BEZE3QZOKZE
ZQ4MMRTKKGC
ZDOVQ2PBGSO
MVUKJJFEU5C
AIXYTOTYX4U
QKPM3E1EFQQ
YO5XYOCIOYG
2KVSCYEL5EN
2FTVNBWIQZD
YUHJHLWM34O
EC1FZEYH4QD
2AIGJXA0QVT
TUDOHJNBVAR
BBSQPA5G5HJ
QY4BBNMNWNA
20G50Z4TSVP
KVKB1T2ZOZI
DTAXHLIR34Y
5XLQR1FKH2E
QYERFISC0R1
QNEWUKV5YFZ
IG5F44ABLNU
MMUZ35UQJZN
IH3UWXLDLAS
HGIYSA4LYAE
A1NGTPJA1VC

2024UYO4X5U
M0EB4NB2UCU
KM2EDEFIK1H
EVIV5EYFAIP
GNORGEVUIT5
LO4P0HZAFCW
TVG0GCELBGH
MPPLPT1BG4M
OTWGCONEQFZ
QNW4AKBWH1V
YPDTTACJ1VO
RV0COG13G3J
EETXGZATBSR
BX3140PEVMN
I0MA1CNLJC5
LHW5EPJKFHL
NO15PHJPCUR
WAFFS3LLUK4
KWIGYXPP2XD
YHQIHWTNTZP
4FQ023VKYBG
1WFNVIJYHFH
GLSOIDO1HXE
2FILBNLNARX
YAML20RECKK
TAIAMFRGWXG
M1IJQCOYYP4
A3ZTLAOPAOR
1RZNEUUNVZ1
NWRHBFP50BL
HVJRZFAFYXD
2TCNAI2UCD0
OKA5ZXFEIUR
TROJALOXFTO
WGTVS0OGOAA
I3GXAIB1V4H
WP4NZUVCSYU
YTLRIMAYD3E
B3S1L2Y4BF5
VC5DULRR0LW
PG4CVVFSVPN
NT4PIOYYNGT
G4MZJIKK2RY
BXL51NGM5C2
2XTG3Z5HKOW
E52WHX0COIW
QDTWMH2KGRZ
FBO0KWUBFGJ
CI5CWSBRCYR
MSTDB2A5T35
ASPV12FIPT2
Y221PXF3DQY
TIISD52WYFJ
XE3KKTLQVGS
BGPGCWUOOHA
55348316
DIH5H443EVU
2J5OCWFCNCO
S322ETYAXI2
UKPSLVFIK2W
U4HK3X1YCEC
0BM0FXAGT0M
KTMER2ELKLB
MIYWZ0RLRPX
4RHNW3P5VLN
QCDY2QEJHTV
1HV54XKPGGE
4ADREIHNGR0
DCAJB1PRGSL

Modification

Recovco ID
DU1IYS5J0I1
0O4KNDZVOEV
IELBR1W0WTC
QVBIRW0AY2S
G5FA1NELIMC
2WIPX142DNS
FCCV2DQ1UVP
5A02VK413WV
3VIVTUTLBKH
UYTZ45KY34O
K1BOTQJQDGB
VUV3I01TAUO
E4GN2SDG3PY
ARHZBFJQYZP
XUR41PXSMJ2
AMD0TKEHTAB
0T1YFD5M5DV
M4RVPR5SLIY
LBTLPLXMSFL
ND1BOOMZUNF

JC4RT3G3MON
BPXCP2IMEOC
SRCOF5UFOS2
XSG4QD5LME3
2FMSS31S5ED
B4H1UJLFOPR
NXQRMOWQXOV
UBC45EZMA4V
41WGKHBWVBE
ZTC1DTUKUCG
M4FLG5KVKA5
Q1F2LTESIR2
GEPK4XF22ZC
3ZDNXNHIPKP
VN2PAYLY1IH
A1GHDIYITL0
F2QOLKTZ2XL
ZQHJ4ISLRK3
N2EPZBZ5QBB
CZIEVYH05JE
VAJKQ154LCV
5E04BILLEWZ
1ULGV5PY2SX
QZKISEBPFJH
MWZINX02FB4
OJOO01IXMI5
5GWLRCO10E0
QHP5UIV5ZAT
UMUMJXOQL1A
PWKA0DX1EPB
GAHWZJTSZM2
HVJI4FIAKWM
G1FJV5K11TY
BOEX2GHDFPP
IUXSH40M3VW
I3PWELGPKMI

OIF4Y1IQKJI
KWJ4YHP0UI0
PJAT0VHVW4U
UKDT0GT3IA4
AFPKT3XFWXZ
EHATB0HLFQF
AWMEOSUYOLI
1AKE1NFLFVL
R0VA1SZPBDI
TZHTVWJJXBS
M4XZ33OEJGE
ZNKCPGRITIV
E4U1HBLEJSX
DJJEWCSZMU1
SEKNJC53YZX
VABH1FJWACD
OTCGZRIH4HA
ZRVJ32YCY5S
VK424S3MJDB
YOKX0IETFDE
FXVP2E43QTN
AK1HTIXKRRF
JFLPUNKNUDV